WARRANTS (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants outstanding, beginning	116,010,720
Weighted-average exercise price, warrants outstanding beginning	$ 0.1
Number of warrants, granted	24,954,170	116,015,935
Weighted-average exercise price, warrants granted	$ 0.1	$ 0.1
Number of warrant, forfeited
Weighted-average exercise price, warrants forfeited
Number of warrants, exercised	(9,161)	(5,215)
Weighted-average exercise price, exercised	$ 0.1	$ 0.1
Weighted average remaining contractual term (years) warrants	3 years 8 months 12 days	4 years 7 months 6 days
Number of warrant outstanding, ending	140,955,729	116,010,720
Weighted-average exercise price, ending	$ 0.1	$ 0.1